Distribution Date:	03/15/24	Wells Fargo Commercial Mortgage Trust 2016-C36
Determination Date:	03/11/24
Next Distribution Date:	04/17/24
Record Date:	02/29/24	Commercial Mortgage Pass-Through Certificates
Series 2016-C36

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	Greystone Servicing Company LLC
Mortgage Loan Detail (Part 1)	15-17		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 2)	18-20		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Principal Prepayment Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	22		David Rodgers	(212) 230-9025
Delinquency Loan Detail	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	27
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	29
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000MBL4	1.453000%	41,947,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000MBM2	2.504000%	39,657,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000MBN0	2.807000%	220,000,000.00	181,646,272.13	0.00	424,900.90	0.00	0.00	424,900.90	181,646,272.13	36.13%	30.00%
A-4	95000MBP5	3.065000%	250,203,000.00	250,203,000.00	0.00	639,060.16	0.00	0.00	639,060.16	250,203,000.00	36.13%	30.00%
A-SB	95000MBQ3	2.933000%	48,917,000.00	24,073,525.96	828,421.92	58,839.71	0.00	0.00	887,261.63	23,245,104.04	36.13%	30.00%
A-S	95000MBR1	3.419000%	77,236,000.00	77,236,000.00	0.00	220,058.24	0.00	0.00	220,058.24	77,236,000.00	25.29%	21.00%
B	95000MBU4	3.671000%	42,909,000.00	42,909,000.00	0.00	131,265.78	0.00	0.00	131,265.78	42,909,000.00	19.27%	16.00%
C	95000MBV2	4.114646%	36,473,000.00	36,473,000.00	0.00	125,061.24	0.00	0.00	125,061.24	36,473,000.00	14.15%	11.75%
D	95000MAC5	2.942000%	41,836,000.00	41,836,000.00	0.00	102,567.93	0.00	0.00	102,567.93	41,836,000.00	8.28%	6.88%
E-1	95000MAE1	4.114646%	9,118,000.00	9,118,000.00	0.00	31,264.45	0.00	0.00	31,264.45	9,118,000.00	7.00%	5.81%
E-2	95000MAG6	4.114646%	9,118,000.00	9,118,000.00	0.00	31,264.45	0.00	0.00	31,264.45	9,118,000.00	5.72%	4.75%
F-1	95000MAL5	4.114646%	4,291,000.00	4,291,000.00	0.00	14,713.29	0.00	0.00	14,713.29	4,291,000.00	5.12%	4.25%
F-2	95000MAN1	4.114646%	4,291,000.00	4,291,000.00	0.00	14,713.29	0.00	0.00	14,713.29	4,291,000.00	4.52%	3.75%
G-1	95000MAU5	4.114646%	6,098,000.00	6,098,000.00	0.00	20,909.26	0.00	0.00	20,909.26	6,098,000.00	3.66%	3.04%
G-2	95000MAW1	4.114646%	6,098,000.00	6,098,000.00	0.00	18,299.86	0.00	0.00	18,299.86	6,098,000.00	2.80%	2.33%
H-1	95000MBC4	4.114646%	9,992,979.00	9,992,979.00	0.00	0.00	0.00	0.00	0.00	9,992,979.00	0.00%	0.00%
H-2	95000MBE0	4.114646%	9,992,979.00	9,992,979.00	0.00	0.00	0.00	0.00	0.00	9,992,979.00	0.00%	0.00%
R	95000MBJ9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			858,177,958.01	713,376,756.09	828,421.92	1,832,918.56	0.00	0.00	2,661,340.48	712,548,334.17

X-A	95000MBS9	1.159407%	600,724,000.00	455,922,798.09	0.00	440,500.05	0.00	0.00	440,500.05	455,094,376.17
X-B	95000MBT7	0.605646%	120,145,000.00	120,145,000.00	0.00	60,637.78	0.00	0.00	60,637.78	120,145,000.00
X-D	95000MAA9	1.172646%	41,836,000.00	41,836,000.00	0.00	40,882.35	0.00	0.00	40,882.35	41,836,000.00
Notional SubTotal			762,705,000.00	617,903,798.09	0.00	542,020.18	0.00	0.00	542,020.18	617,075,376.17

Deal Distribution Total					828,421.92	2,374,938.74	0.00	0.00	3,203,360.66

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000MBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000MBM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000MBN0	825.66487332	0.00000000	1.93136773	0.00000000	0.00000000	0.00000000	0.00000000	1.93136773	825.66487332
A-4	95000MBP5	1,000.00000000	0.00000000	2.55416666	0.00000000	0.00000000	0.00000000	0.00000000	2.55416666	1,000.00000000
A-SB	95000MBQ3	492.13005622	16.93525605	1.20284789	0.00000000	0.00000000	0.00000000	0.00000000	18.13810393	475.19480017
A-S	95000MBR1	1,000.00000000	0.00000000	2.84916671	0.00000000	0.00000000	0.00000000	0.00000000	2.84916671	1,000.00000000
B	95000MBU4	1,000.00000000	0.00000000	3.05916661	0.00000000	0.00000000	0.00000000	0.00000000	3.05916661	1,000.00000000
C	95000MBV2	1,000.00000000	0.00000000	3.42887177	0.00000000	0.00000000	0.00000000	0.00000000	3.42887177	1,000.00000000
D	95000MAC5	1,000.00000000	0.00000000	2.45166675	0.00000000	0.00000000	0.00000000	0.00000000	2.45166675	1,000.00000000
E-1	95000MAE1	1,000.00000000	0.00000000	3.42887146	0.00000000	0.00000000	0.00000000	0.00000000	3.42887146	1,000.00000000
E-2	95000MAG6	1,000.00000000	0.00000000	3.42887146	0.00000000	0.00000000	0.00000000	0.00000000	3.42887146	1,000.00000000
F-1	95000MAL5	1,000.00000000	0.00000000	3.42887206	0.00000000	0.00000000	0.00000000	0.00000000	3.42887206	1,000.00000000
F-2	95000MAN1	1,000.00000000	0.00000000	3.42887206	0.00000000	0.00000000	0.00000000	0.00000000	3.42887206	1,000.00000000
G-1	95000MAU5	1,000.00000000	0.00000000	3.42887176	0.00000000	0.00000000	0.00000000	0.00000000	3.42887176	1,000.00000000
G-2	95000MAW1	1,000.00000000	0.00000000	3.00096097	0.42791079	5.21068055	0.00000000	0.00000000	3.00096097	1,000.00000000
H-1	95000MBC4	1,000.00000000	0.00000000	0.00000000	3.42887141	41.23086919	0.00000000	0.00000000	0.00000000	1,000.00000000
H-2	95000MBE0	1,000.00000000	0.00000000	0.00000000	3.42887141	124.11421759	0.00000000	0.00000000	0.00000000	1,000.00000000
R	95000MBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000MBS9	758.95552382	0.00000000	0.73328192	0.00000000	0.00000000	0.00000000	0.00000000	0.73328192	757.57648466
X-B	95000MBT7	1,000.00000000	0.00000000	0.50470498	0.00000000	0.00000000	0.00000000	0.00000000	0.50470498	1,000.00000000
X-D	95000MAA9	1,000.00000000	0.00000000	0.97720504	0.00000000	0.00000000	0.00000000	0.00000000	0.97720504	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02/01/24 - 02/29/24	30	0.00	424,900.90	0.00	424,900.90	0.00	0.00	0.00	424,900.90	0.00
A-4	02/01/24 - 02/29/24	30	0.00	639,060.16	0.00	639,060.16	0.00	0.00	0.00	639,060.16	0.00
A-SB	02/01/24 - 02/29/24	30	0.00	58,839.71	0.00	58,839.71	0.00	0.00	0.00	58,839.71	0.00
X-A	02/01/24 - 02/29/24	30	0.00	440,500.05	0.00	440,500.05	0.00	0.00	0.00	440,500.05	0.00
X-B	02/01/24 - 02/29/24	30	0.00	60,637.78	0.00	60,637.78	0.00	0.00	0.00	60,637.78	0.00
X-D	02/01/24 - 02/29/24	30	0.00	40,882.35	0.00	40,882.35	0.00	0.00	0.00	40,882.35	0.00
A-S	02/01/24 - 02/29/24	30	0.00	220,058.24	0.00	220,058.24	0.00	0.00	0.00	220,058.24	0.00
B	02/01/24 - 02/29/24	30	0.00	131,265.78	0.00	131,265.78	0.00	0.00	0.00	131,265.78	0.00
C	02/01/24 - 02/29/24	30	0.00	125,061.24	0.00	125,061.24	0.00	0.00	0.00	125,061.24	0.00
D	02/01/24 - 02/29/24	30	0.00	102,567.93	0.00	102,567.93	0.00	0.00	0.00	102,567.93	0.00
E-1	02/01/24 - 02/29/24	30	0.00	31,264.45	0.00	31,264.45	0.00	0.00	0.00	31,264.45	0.00
E-2	02/01/24 - 02/29/24	30	0.00	31,264.45	0.00	31,264.45	0.00	0.00	0.00	31,264.45	0.00
F-1	02/01/24 - 02/29/24	30	0.00	14,713.29	0.00	14,713.29	0.00	0.00	0.00	14,713.29	0.00
F-2	02/01/24 - 02/29/24	30	0.00	14,713.29	0.00	14,713.29	0.00	0.00	0.00	14,713.29	0.00
G-1	02/01/24 - 02/29/24	30	0.00	20,909.26	0.00	20,909.26	0.00	0.00	0.00	20,909.26	0.00
G-2	02/01/24 - 02/29/24	30	29,065.67	20,909.26	0.00	20,909.26	2,609.40	0.00	0.00	18,299.86	31,774.73
H-1	02/01/24 - 02/29/24	30	376,463.73	34,264.64	0.00	34,264.64	34,264.64	0.00	0.00	0.00	412,019.21
H-2	02/01/24 - 02/29/24	30	1,201,885.02	34,264.64	0.00	34,264.64	34,264.64	0.00	0.00	0.00	1,240,270.77
Totals			1,607,414.42	2,446,077.42	0.00	2,446,077.42	71,138.68	0.00	0.00	2,374,938.74	1,684,064.71

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
E-1 (Cert)	95000MAE1	4.114646%	0.00	9,118,000.00	0.00	31,264.45	0.00	0.00	31,264.45	9,118,000.00
E-1 (EC)	NA	N/A	9,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2 (Cert)	95000MAG6	4.114646%	0.00	9,118,000.00	0.00	31,264.45	0.00	0.00	31,264.45	9,118,000.00
E-2 (EC)	NA	N/A	9,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Cert)	95000MAL5	4.114646%	0.00	4,291,000.00	0.00	14,713.29	0.00	0.00	14,713.29	4,291,000.00
F-1 (EC)	NA	N/A	4,291,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-2 (Cert)	95000MAN1	4.114646%	0.00	4,291,000.00	0.00	14,713.29	0.00	0.00	14,713.29	4,291,000.00
F-2 (EC)	NA	N/A	4,291,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-1 (Cert)	95000MAU5	4.114646%	0.00	6,098,000.00	0.00	20,909.26	0.00	0.00	20,909.26	6,098,000.00
G-1 (EC)	NA	N/A	6,098,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-2 (Cert)	95000MAW1	4.114646%	0.00	6,098,000.00	0.00	18,299.86	0.00	0.00	18,299.86	6,098,000.00
G-2 (EC)	NA	N/A	6,098,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-1 (EC)	NA	4.114646%	8,174,500.00	8,174,500.00	0.00	0.00	0.00	0.00	0.00	8,174,500.00
H-1 (Cert)	95000MBC4	4.114646%	1,818,479.00	1,818,479.00	0.00	0.00	0.00	0.00	0.00	1,818,479.00
H-2 (EC)	NA	4.114646%	8,174,500.00	8,174,500.00	0.00	0.00	0.00	0.00	0.00	8,174,500.00
H-2 (Cert)	95000MBE0	4.114646%	1,818,479.00	1,818,479.00	0.00	0.00	0.00	0.00	0.00	1,818,479.00
Regular Interest Total			58,999,958.00	58,999,958.00	0.00	131,164.60	0.00	0.00	131,164.60	58,999,958.00

Exchangeable Certificate Details
E	95000MAJ0	4.114646%	18,236,000.00	18,236,000.00	0.00	62,528.91	0.00	0.00	62,528.91	18,236,000.00
EF	95000MAS0	N/A	26,818,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
EFG	95000MBA8	N/A	39,014,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F	95000MAQ4	4.114646%	8,582,000.00	8,582,000.00	0.00	29,426.58	0.00	0.00	29,426.58	8,582,000.00
G	95000MAY7	4.114646%	12,196,000.00	12,196,000.00	0.00	39,209.12	0.00	0.00	39,209.12	12,196,000.00
H	95000MBG5	4.114646%	16,349,000.00	16,349,000.00	0.00	0.00	0.00	0.00	0.00	16,349,000.00
Exchangeable Certificates Total			121,195,000.00	55,363,000.00	0.00	131,164.61	0.00	0.00	131,164.61	55,363,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
E	95000MAJ0	1,000.00000000	0.00000000	3.42887201	0.00000000	0.00000000	0.00000000	0.00000000	3.42887201	1,000.00000000
EF	95000MAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
EFG	95000MBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
F	95000MAQ4	1,000.00000000	0.00000000	3.42887206	0.00000000	0.00000000	0.00000000	0.00000000	3.42887206	1,000.00000000
G	95000MAY7	1,000.00000000	0.00000000	3.21491637	0.21395540	2.60534028	0.00000000	0.00000000	3.21491637	1,000.00000000
H	95000MBG5	1,000.00000000	0.00000000	0.00000000	3.42887210	82.67254511	0.00000000	0.00000000	0.00000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	3,203,360.66
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,380,903.72	Master Servicing Fee	9,246.64
Interest Reductions due to Nonrecoverability Determination	(46,886.31)	Certificate Administrator Fee	3,732.65
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	287.33
ARD Interest	0.00	Operating Advisor Fee	1,083.08
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	201.13
Extension Interest	0.00
Interest Reserve Withdrawal	80,063.55
Total Interest Collected	2,414,080.96	Total Fees	14,840.84

Principal		Expenses/Reimbursements
Scheduled Principal	828,421.92	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	12,859.74
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	4,738.03
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	6,703.65
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	828,421.92	Total Expenses/Reimbursements	24,301.42

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,374,938.74
Gain on Sale / Excess Liquidation Proceeds Collected	0.00	Principal Distribution	828,421.92
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain-on-Sale Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,203,360.66
Total Funds Collected	3,242,502.88	Total Funds Distributed	3,242,502.92

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	713,376,756.71	713,376,756.71	Beginning Certificate Balance	713,376,756.09
(-) Scheduled Principal Collections	828,421.92	828,421.92	(-) Principal Distributions	828,421.92
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	712,548,334.79	712,548,334.79	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	713,913,744.50	713,913,744.50	Ending Certificate Balance	712,548,334.17
Ending Actual Collateral Balance	713,098,099.59	713,098,099.59

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.62)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.62)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.11%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	64,301,657.48	9.02%	30	4.7081	NAP	Defeased	13	64,301,657.48	9.02%	30	4.7081	NAP
2,000,000 or less	9	12,998,691.47	1.82%	30	4.5198	2.177463	1.40 or less	15	99,454,006.42	13.96%	29	4.5825	0.320830
2,000,001 to 3,000,000	4	10,045,365.19	1.41%	31	3.7886	1.313970	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	7	24,675,465.24	3.46%	29	4.4699	1.374098	1.51 to 1.60	4	50,299,763.18	7.06%	31	3.8369	1.523127
4,000,001 to 5,000,000	6	27,845,183.57	3.91%	30	4.5236	2.415105	1.61 to 1.70	5	71,215,216.98	9.99%	30	4.4139	1.640828
5,000,001 to 6,000,000	2	10,587,530.81	1.49%	30	4.3081	2.108959	1.71 to 1.80	2	20,083,597.54	2.82%	31	4.0307	1.735786
6,000,001 to 7,000,000	4	25,529,436.42	3.58%	29	4.3494	2.442015	1.81 to 1.90	2	139,970,059.76	19.64%	30	4.0829	1.834697
7,000,001 to 8,000,000	1	7,598,223.04	1.07%	26	5.0000	0.557200	1.91 to 2.00	1	3,029,216.79	0.43%	30	4.5400	1.927400
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	8	107,512,421.23	15.09%	29	4.1668	2.114676
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	3	7,635,344.55	1.07%	31	4.0389	2.398149
10,000,001 to 15,000,000	8	98,928,239.87	13.88%	30	4.4014	1.313469	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	5	86,369,120.03	12.12%	30	4.4118	1.649577	2.76 to 3.00	4	34,058,698.25	4.78%	30	3.9006	2.927278
20,000,001 to 30,000,000	2	52,225,926.15	7.33%	31	4.1923	2.253644	3.01 to 3.50	6	97,608,284.92	13.70%	31	3.4119	3.160712
30,000,001 to 50,000,000	2	83,973,435.76	11.78%	30	3.6224	1.802485	3.51 to 4.00	2	12,550,000.00	1.76%	27	4.1926	3.786959
50,000,001 to 70,000,000	2	132,500,000.00	18.60%	30	3.6434	2.516426	4.01 or greater	1	4,830,067.69	0.68%	31	4.6800	4.014100
70,000,001 or greater	1	74,970,059.76	10.52%	31	3.9900	1.830100	Totals	66	712,548,334.79	100.00%	30	4.1428	1.882407
Totals	66	712,548,334.79	100.00%	30	4.1428	1.882407
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	19	64,301,657.48	9.02%	30	4.7081	NAP	Totals	91	712,548,334.79	100.00%	30	4.1428	1.882407
Alabama	3	17,393,288.17	2.44%	31	4.1883	2.266725
									Property Type³
Arkansas	1	12,176,506.33	1.71%	27	4.7800	(4.229900)
California	6	56,409,004.48	7.92%	30	4.1406	2.207698		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	2	12,193,604.74	1.71%	27	4.8832	0.959695		Properties	Balance	Agg. Bal.			DSCR¹
Connecticut	2	2,856,013.87	0.40%	31	4.2019	2.570250	Defeased	19	64,301,657.48	9.02%	30	4.7081	NAP
Florida	6	32,083,559.54	4.50%	28	4.4264	2.660651	Industrial	2	22,405,634.39	3.14%	30	3.9098	2.271789
Georgia	1	4,830,067.69	0.68%	31	4.6800	4.014100	Lodging	8	85,726,089.55	12.03%	30	4.7177	1.847552
Idaho	1	1,004,125.03	0.14%	31	4.4600	2.889500	Mobile Home Park	5	18,566,210.18	2.61%	30	4.5973	1.811259
Illinois	1	74,970,059.76	10.52%	31	3.9900	1.830100	Multi-Family	13	88,439,129.71	12.41%	31	3.7702	1.758102
Indiana	1	27,740,926.15	3.89%	31	4.5200	1.636900	Office	7	176,975,639.10	24.84%	30	3.9318	2.152643
Louisiana	4	2,765,000.00	0.39%	30	3.8210	2.952400	Retail	32	232,930,589.25	32.69%	30	4.0451	1.736167
Maryland	1	19,244,218.14	2.70%	30	4.9800	1.402300	Self Storage	5	23,203,385.13	3.26%	30	4.3234	2.581340
Michigan	3	19,579,899.37	2.75%	30	4.2804	2.193610	Totals	91	712,548,334.79	100.00%	30	4.1428	1.882407
Minnesota	1	4,500,000.00	0.63%	31	4.0020	2.428200
New Jersey	1	67,500,000.00	9.47%	31	3.1170	3.167800
New York	11	67,649,525.87	9.49%	31	3.6448	1.431197
North Carolina	1	17,365,397.09	2.44%	31	4.1200	1.727300
Ohio	6	66,962,610.53	9.40%	30	3.8875	2.062797
Pennsylvania	1	3,366,625.94	0.47%	20	5.1100	0.885300
South Carolina	1	1,965,832.42	0.28%	25	5.9300	1.384000
Tennessee	2	1,520,000.00	0.21%	30	3.8210	2.952400
Texas	10	43,817,042.79	6.15%	30	4.6544	1.869807
Virginia	3	85,833,369.40	12.05%	29	4.2697	1.731740
Wisconsin	3	4,520,000.00	0.63%	30	3.8210	2.952400

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	64,301,657.48	9.02%	30	4.7081	NAP	Defeased	13	64,301,657.48	9.02%	30	4.7081	NAP
	3.250% or less	1	67,500,000.00	9.47%	31	3.1170	3.167800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	4	12,919,984.29	1.81%	31	3.4321	1.222424	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	9	111,990,274.35	15.72%	30	3.6308	2.031267	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	4	122,355,472.04	17.17%	31	3.9567	2.084616	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	111,615,472.09	15.66%	30	4.1590	1.864988	49 months or greater	53	648,246,677.31	90.98%	30	4.0867	1.918506
	4.251% to 4.500%	9	72,782,491.20	10.21%	30	4.4094	1.921207	Totals	66	712,548,334.79	100.00%	30	4.1428	1.882407
	4.501% to 4.750%	7	60,121,313.69	8.44%	30	4.5839	2.097059
	4.751% to 5.000%	8	68,815,302.04	9.66%	28	4.9237	0.597074
	5.001% to 5.250%	5	18,180,535.19	2.55%	29	5.0878	0.749172
	5.251% to 6.000%	1	1,965,832.42	0.28%	25	5.9300	1.384000
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	712,548,334.79	100.00%	30	4.1428	1.882407
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	64,301,657.48	9.02%	30	4.7081	NAP	Defeased	13	64,301,657.48	9.02%	30	4.7081	NAP
	60 months or less	53	648,246,677.31	90.98%	30	4.0867	1.918506	Interest Only	11	248,000,000.00	34.80%	30	3.7063	2.550449
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	1	3,366,625.94	0.47%	20	5.1100	0.885300
	Totals	66	712,548,334.79	100.00%	30	4.1428	1.882407	241 months to 300 months	38	390,389,112.27	54.79%	30	4.3289	1.532146
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	3	6,490,939.10	0.91%	31	3.5230	1.546781
								Totals	66	712,548,334.79	100.00%	30	4.1428	1.882407
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	64,301,657.48	9.02%	30	4.7081	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	42	581,859,619.89	81.66%	30	4.1251	1.974731	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	10	63,020,431.48	8.84%	31	3.6774	1.454582
	25 months or greater	1	3,366,625.94	0.47%	20	5.1100	0.885300
	Totals	66	712,548,334.79	100.00%	30	4.1428	1.882407
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310936720	RT	Gurnee	IL	Actual/360	3.990%	240,966.27	0.00	0.00	N/A	10/01/26	--	74,970,059.76	74,970,059.76	03/01/24
2	310935956	OF	Jersey City	NJ	Actual/360	3.117%	169,486.88	0.00	0.00	N/A	10/11/26	--	67,500,000.00	67,500,000.00	03/11/24
3	883100593	OF	Reston	VA	Actual/360	4.190%	219,399.34	0.00	0.00	N/A	08/06/26	--	65,000,000.00	65,000,000.00	03/06/24
4	470100630	MF	Coram	NY	Actual/360	3.630%	114,244.57	95,668.50	0.00	N/A	10/01/26	--	39,069,104.26	38,973,435.76	03/01/24
5	883100647	RT	Columbus	OH	Actual/360	3.616%	131,076.38	0.00	0.00	N/A	08/05/26	--	45,000,000.00	45,000,000.00	03/05/24
6	310936422	LO	Indianapolis	IN	Actual/360	4.520%	101,230.95	61,288.85	0.00	N/A	10/11/26	--	27,802,215.00	27,740,926.15	03/11/24
7	883100596	RT	Jonesboro	AR	Actual/360	4.780%	0.00	0.00	0.00	N/A	06/06/26	--	12,176,506.33	12,176,506.33	03/06/23
9	306071009	RT	Various	Various	Actual/360	3.821%	75,365.51	0.00	0.00	N/A	09/06/26	--	24,485,000.00	24,485,000.00	03/06/24
10	883100597	LO	Towson	MD	Actual/360	4.980%	77,363.73	40,468.26	0.00	N/A	09/06/26	--	19,284,686.40	19,244,218.14	03/06/24
11	883100616	IN	Houston	TX	Actual/360	4.768%	63,217.98	51,012.65	0.00	N/A	10/06/26	07/06/26	16,459,205.61	16,408,192.96	03/06/24
12	310936548	RT	Fredericksburg	VA	Actual/360	4.380%	60,968.65	38,947.39	0.00	N/A	09/01/26	--	17,279,729.89	17,240,782.50	03/01/24
13	883100617	RT	Charlotte	NC	Actual/360	4.120%	57,752.00	35,608.25	0.00	N/A	10/06/26	--	17,401,005.34	17,365,397.09	03/06/24
14	306701014	LO	Dallas	TX	Actual/360	4.500%	59,810.86	36,459.35	0.00	N/A	10/11/26	--	16,499,547.26	16,463,087.91	03/11/24
15	310936511	IN	San Jose	CA	Actual/360	3.990%	51,707.50	31,739.32	0.00	N/A	09/11/26	--	16,087,373.71	16,055,634.39	03/11/24
16	306701016	MF	Spanish Fort	AL	Actual/360	4.270%	49,039.82	28,625.23	0.00	N/A	10/11/26	--	14,256,913.40	14,228,288.17	03/11/24
17	625100238	OF	Orlando	FL	Actual/360	5.000%	57,497.61	25,172.92	0.00	N/A	05/05/26	--	14,275,268.55	14,250,095.63	03/05/24
19	883100614	OF	Corona	CA	Actual/360	4.200%	43,745.42	29,607.16	0.00	N/A	10/06/26	--	12,929,682.16	12,900,075.00	03/06/24
20	300571602	RT	Columbus	OH	Actual/360	4.600%	43,869.33	25,850.30	0.00	N/A	10/06/26	--	11,838,798.89	11,812,948.59	03/06/24
21	300571589	MH	Erie	MI	Actual/360	4.450%	39,557.38	24,666.76	0.00	N/A	09/06/26	--	11,034,992.91	11,010,326.15	03/06/24
22	310934567	SS	Daly City	CA	Actual/360	4.060%	38,756.08	0.00	0.00	N/A	10/11/26	--	11,850,000.00	11,850,000.00	03/11/24
23	300571590	RT	Miami	FL	Actual/360	3.700%	31,891.94	0.00	0.00	N/A	09/01/26	--	10,700,000.00	10,700,000.00	03/01/24
24	306701024	MH	Various	OH	Actual/360	5.000%	35,323.00	18,359.16	0.00	N/A	09/11/26	--	8,769,848.82	8,751,489.66	03/11/24
26	625100239	OF	Englewood	CO	Actual/360	5.000%	30,658.31	13,495.27	0.00	N/A	05/05/26	--	7,611,718.31	7,598,223.04	03/05/24
27	410936182	MF	Ann Arbor	MI	Actual/360	4.000%	22,107.23	16,085.99	0.00	N/A	10/11/26	--	6,860,863.88	6,844,777.89	03/11/24
28	300571593	OF	Houston	TX	Actual/360	5.060%	25,057.63	12,776.99	0.00	N/A	09/06/26	--	6,147,435.52	6,134,658.53	07/06/22
29	300571586	OF	Columbus	OH	Actual/360	4.580%	22,850.60	11,314.25	0.00	N/A	09/06/26	06/06/26	6,193,505.88	6,182,191.63	03/06/24
31	883100611	IN	Spring Valley	CA	Actual/360	3.707%	18,962.33	0.00	0.00	N/A	10/06/26	--	6,350,000.00	6,350,000.00	03/06/24
32	306701032	LO	Waco	TX	Actual/360	4.970%	22,104.52	11,599.83	0.00	N/A	09/11/26	--	5,521,144.93	5,509,545.10	03/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	625100217	RT	La Quinta	CA	Actual/360	4.690%	23,423.94	0.00	0.00	N/A	01/05/26	--	6,200,000.00	6,200,000.00	03/05/24
34	306701034	SS	Wilmette	IL	Actual/360	4.850%	20,990.39	10,671.12	0.00	N/A	10/11/26	--	5,372,585.74	5,361,914.62	03/11/24
35	470101470	MF	Brooklyn	NY	Actual/360	3.590%	14,721.47	12,523.55	0.00	N/A	10/01/26	--	5,090,509.26	5,077,985.71	03/01/24
37	300571599	LO	Richmond Hill	GA	Actual/360	4.680%	18,248.82	10,468.90	0.00	N/A	10/06/26	--	4,840,536.59	4,830,067.69	03/06/24
38	416000239	RT	Camillus	NY	Actual/360	4.480%	17,322.30	10,631.72	0.00	N/A	10/01/26	--	4,799,898.95	4,789,267.23	03/01/24
39	300571597	LO	Marysville	OH	Actual/360	4.790%	17,882.94	9,892.30	0.00	N/A	10/06/26	--	4,634,554.24	4,624,661.94	03/06/24
40	306701040	SS	Aurora	CO	Actual/360	4.690%	17,399.60	10,056.36	0.00	N/A	08/11/26	--	4,605,438.06	4,595,381.70	03/11/24
41	300571569	MF	Dallas	TX	Actual/360	4.480%	16,295.18	9,485.20	0.00	N/A	08/06/26	--	4,515,290.21	4,505,805.01	03/06/24
43	883100613	RT	Duluth	MN	Actual/360	4.002%	14,507.25	0.00	0.00	N/A	10/06/26	--	4,500,000.00	4,500,000.00	03/06/24
44	300571594	LO	Dallas	TX	Actual/360	5.010%	15,962.44	8,222.04	0.00	N/A	10/06/26	--	3,955,178.72	3,946,956.68	03/06/24
45	470099810	MF	Bronx	NY	Actual/360	3.470%	10,611.72	9,520.01	0.00	N/A	09/01/26	--	3,796,303.85	3,786,783.84	03/01/24
46	306701046	MH	San Angelo	TX	Actual/360	4.760%	14,177.62	7,965.79	0.00	N/A	09/11/26	05/11/26	3,697,439.08	3,689,473.29	03/11/24
47	300571600	SS	Winston Salem	NC	Actual/360	4.450%	13,891.65	7,163.79	0.00	N/A	10/06/26	07/06/26	3,875,238.72	3,868,074.93	03/06/24
48	625100203	LO	York	PA	Actual/360	5.110%	13,903.29	10,919.42	0.00	N/A	11/05/25	--	3,377,545.36	3,366,625.94	03/05/24
49	300571591	OF	Stafford	VA	Actual/360	5.180%	15,021.66	7,331.68	0.00	N/A	10/06/26	--	3,599,918.58	3,592,586.90	03/06/24
51	470101090	MF	Jamaica	NY	Actual/360	3.390%	10,650.25	0.00	0.00	N/A	10/01/26	--	3,900,000.00	3,900,000.00	03/01/24
52	300571584	SS	Arlington Heights	IL	Actual/360	4.580%	12,827.80	6,351.57	0.00	N/A	09/06/26	06/06/26	3,476,893.27	3,470,541.70	03/06/24
53	306701053	MH	Palm Springs	CA	Actual/360	4.780%	11,782.06	6,538.94	0.00	N/A	10/11/26	--	3,059,834.03	3,053,295.09	03/11/24
54	306701054	MF	Chicago	IL	Actual/360	4.720%	11,617.67	6,576.75	0.00	N/A	10/11/26	--	3,055,495.83	3,048,919.08	03/11/24
55	306701055	SS	San Antonio	TX	Actual/360	4.540%	11,103.07	6,714.20	0.00	N/A	09/11/26	--	3,035,930.99	3,029,216.79	03/11/24
56	410936822	IN	Dallas	TX	Actual/360	4.160%	9,652.59	6,627.04	0.00	N/A	10/11/26	07/11/26	2,880,414.35	2,873,787.31	03/11/24
57	300571585	SS	Broadview Heights	OH	Actual/360	4.450%	10,881.63	5,640.35	0.00	N/A	09/06/26	06/06/26	3,035,557.32	3,029,916.97	03/06/24
58	306701058	MH	Evansville	IN	Actual/360	4.750%	10,841.86	6,111.68	0.00	N/A	09/11/26	--	2,833,444.19	2,827,332.51	03/11/24
59	470101110	MF	Brooklyn	NY	Actual/360	3.460%	7,587.27	3,962.60	0.00	N/A	10/01/26	--	2,722,163.05	2,718,200.45	03/01/24
60	300571562	MH	Dallas	TX	Actual/360	4.920%	9,610.06	5,151.36	0.00	N/A	08/06/26	05/06/26	2,424,741.74	2,419,590.38	03/06/24
61	306701061	MU	Clearlake Oaks	CA	Actual/360	4.470%	8,553.78	5,267.98	0.00	N/A	10/11/26	--	2,375,500.42	2,370,232.44	03/11/24
62	470100830	MF	Yonkers	NY	Actual/360	3.530%	6,986.55	3,521.64	0.00	N/A	11/01/26	--	2,456,929.61	2,453,407.97	03/01/24
63	306701063	MH	Bradenton	FL	Actual/360	4.840%	9,216.08	5,015.24	0.00	N/A	10/11/26	--	2,363,772.01	2,358,756.77	03/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
64	470101610	MF	Yonkers	NY	Actual/360	3.410%	6,908.57	0.00	0.00	N/A	10/01/26	--	2,515,000.00	2,515,000.00	03/01/24
65	306701065	SS	DeSoto	TX	Actual/360	4.640%	7,165.09	4,165.74	0.00	N/A	10/11/26	--	1,916,938.51	1,912,772.77	03/11/24
66	625100236	RT	Florence	SC	Actual/360	5.930%	9,407.56	3,534.94	0.00	N/A	04/05/26	--	1,969,367.36	1,965,832.42	03/05/24
67	306701067	SS	Newtown	CT	Actual/360	4.420%	6,480.48	4,060.32	0.00	N/A	10/11/26	--	1,820,074.19	1,816,013.87	03/11/24
68	410936386	RT	Clinton Township	MI	Actual/360	4.310%	6,001.96	3,907.22	0.00	N/A	10/11/26	--	1,728,702.55	1,724,795.33	03/11/24
69	470101590	MF	New York	NY	Actual/360	3.640%	3,874.04	1,865.52	0.00	N/A	10/01/26	--	1,321,196.20	1,319,330.68	03/01/24
70	306701070	MH	Bradenton	FL	Actual/360	5.150%	4,737.99	2,360.35	0.00	N/A	08/11/26	--	1,142,067.49	1,139,707.14	03/11/24
71	470101570	MF	Yonkers	NY	Actual/360	3.610%	3,085.72	2,604.37	0.00	N/A	10/01/26	--	1,061,092.37	1,058,488.00	03/01/24
72	470100530	MF	Briarwood	NY	Actual/360	3.580%	3,057.61	2,611.42	0.00	N/A	10/01/26	--	1,060,237.65	1,057,626.23	03/01/24
73	306701073	MH	Kimberly	ID	Actual/360	4.460%	3,615.63	2,234.38	0.00	N/A	10/11/26	--	1,006,359.41	1,004,125.03	03/11/24
Totals							2,334,017.41	828,421.92	0.00				713,376,756.71	712,548,334.79
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	21,279,415.66	15,509,287.85	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	28,081,865.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,963,094.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,815,184.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	55,002,083.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,819,845.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(442,258.00)	0.00	--	--	02/11/22	6,781,801.85	328,328.69	0.00	0.00	0.00	0.00
9	2,910,621.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,640,228.00	2,558,726.68	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	7,980,914.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,029,809.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,070,698.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,775,118.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,972,012.08	2,024,445.80	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,267,217.14	1,817,291.74	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	597,011.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,526,399.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,162,402.43	982,687.70	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,529,285.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,060,365.23	1,009,447.48	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	380,692.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,345,740.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	241,882.00	01/01/23	09/30/23	09/11/23	3,158,025.82	171,398.31	24,911.25	584,765.14	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	875,677.33	745,030.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,326,092.82	971,092.36	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,122,733.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,200,907.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	754,618.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	362,313.74	314,835.53	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	768,410.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	548,801.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	850,549.12	781,300.61	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	443,381.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	512,314.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	382,301.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	490,261.00	79,015.00	01/01/19	03/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
49	431,589.90	339,964.11	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	153,989.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	235,960.96	191,404.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	420,878.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	248,700.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	106,060.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	385,732.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	35,437.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	421,367.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	238,291.24	181,585.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
67	302,512.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	321,462.79	271,901.49	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
69	188,332.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	275,412.44	0.00	--	--	--	0.00	0.00	0.00	0.00	6,146.71	0.00
71	11,161.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	49,304.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	207,845.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	169,320,106.46	30,139,938.53				9,939,827.67	499,727.00	24,911.25	584,765.14	6,146.71	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/15/24	0	0.00	0	0.00	2	18,311,164.86	0	0.00	2	18,311,164.86	0	0.00	0	0.00	0	0.00	4.142786%	4.110458%	30
02/16/24	0	0.00	0	0.00	2	18,323,941.85	0	0.00	2	18,323,941.85	0	0.00	0	0.00	0	0.00	4.143119%	4.110787%	31
01/18/24	0	0.00	0	0.00	2	18,334,942.79	0	0.00	2	18,334,942.79	0	0.00	0	0.00	0	0.00	4.143405%	4.111068%	32
12/15/23	0	0.00	0	0.00	2	18,345,896.01	0	0.00	2	18,345,896.01	0	0.00	0	0.00	0	0.00	4.143689%	4.111348%	33
11/17/23	0	0.00	0	0.00	2	18,357,666.74	0	0.00	2	18,357,666.74	0	0.00	0	0.00	0	0.00	4.143994%	4.111648%	34
10/17/23	0	0.00	0	0.00	2	18,368,521.37	0	0.00	2	18,368,521.37	0	0.00	0	0.00	0	0.00	4.144274%	4.111924%	35
09/15/23	0	0.00	0	0.00	2	18,380,197.09	0	0.00	2	18,380,197.09	0	0.00	0	0.00	0	0.00	4.144575%	4.112221%	36
08/17/23	0	0.00	0	0.00	2	18,390,953.98	0	0.00	2	18,390,953.98	0	0.00	0	0.00	0	0.00	4.144852%	4.112493%	37
07/17/23	0	0.00	0	0.00	2	18,401,664.20	0	0.00	2	18,401,664.20	0	0.00	0	0.00	0	0.00	4.145127%	4.106667%	38
06/16/23	0	0.00	1	12,176,506.33	1	6,236,694.43	0	0.00	2	18,413,200.76	0	0.00	0	0.00	0	0.00	4.145422%	4.106952%	39
05/17/23	1	12,504,835.02	0	0.00	1	6,247,308.14	0	0.00	2	18,752,143.16	0	0.00	0	0.00	0	0.00	4.145983%	4.107400%	40
04/17/23	0	0.00	0	0.00	1	6,258,751.69	0	0.00	2	18,763,586.71	0	0.00	0	0.00	0	0.00	4.146274%	4.097853%	41
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	883100596	03/06/23	11	6	0.00	0.00	0.00	12,504,835.01	08/12/20	7			12/14/22
28	300571593	07/06/22	19	6	24,911.25	584,765.14	0.00	6,356,093.63	12/31/20	7			10/04/22
Totals					24,911.25	584,765.14	0.00	18,860,928.64
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		9,566,626	9,566,626	0		0
25 - 36 Months		702,981,709	684,670,544	0		18,311,165
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-24	712,548,335	694,237,170	0	0	0	18,311,165
Feb-24	713,376,757	695,052,815	0	0	0	18,323,942
Jan-24	714,109,106	695,774,163	0	0	0	18,334,943
Dec-23	714,838,676	696,492,780	0	0	0	18,345,896
Nov-23	715,612,216	697,254,549	0	0	0	18,357,667
Oct-23	716,336,083	697,967,561	0	0	6,192,015	12,176,506
Sep-23	717,104,123	698,723,926	0	0	6,203,691	12,176,506
Aug-23	717,822,329	699,431,375	0	0	0	18,390,954
Jul-23	718,537,811	700,136,147	0	0	0	18,401,664
Jun-23	719,297,767	700,884,566	0	0	0	18,413,201
May-23	720,335,980	701,583,837	0	0	0	18,752,143
Apr-23	721,090,539	702,326,952	0	0	6,258,752	12,504,835
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	883100596	12,176,506.33	12,504,835.01	5,680,000.00	11/01/23	(3,556,282.00)	(4.22990)	12/31/23	06/06/26	266
28	300571593	6,134,658.53	6,356,093.63	16,600,000.00	03/23/23	(1,021,705.00)	(0.77790)	09/30/23	09/06/26	269
Totals		18,311,164.86	18,860,928.64	22,280,000.00		(4,577,987.00)

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	883100596	RT	AR	08/12/20	7

The collateral property was previously a 329,398 SF enclosed mall constructed in 2006 and located in Jonesboro, AR. The mall collateral was largely destroyed by a tornado on 3/28/2020. The non-collateral anchors (Dillards/JCP/Target)

received far less damage and reopened in 2020. The majority of the mall collateral has been demolished after being condemned. The borrower has been cooperative in turning over information and access but is not willing to rebuild the property and carry the loan .A settlement was agreed under which the Trust took title to the property on 12/14/2022 and received substantial insurance proceeds. The special servicer is working through required site work per agreements with non-collateral anchors in order to maximize recovery. Ultimate resolution via an REO sale is expected to occur no earlier than Q2 2024.

28	300571593	OF	TX	12/31/20	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	310936720	74,970,059.76	3.99000%	74,970,059.76	3.99000%	10	06/05/20	05/01/20	08/11/20
1	310936720	0.00	3.99000%	0.00	3.99000%	10	12/31/21	05/01/20	02/11/21
1	310936720	0.00	3.99000%	0.00	3.99000%	10	12/31/20	05/01/20	02/11/21
5	883100647	45,000,000.00	3.61590%	45,000,000.00	3.61590%	10	07/07/20	06/05/20	08/11/20
5	883100647	0.00	3.61590%	0.00	3.61590%	10	07/24/20	06/05/20	08/11/20
5	883100647	0.00	3.61590%	0.00	3.61590%	10	06/05/20	06/05/20	08/11/20
6	310936422	0.00	4.52000%	0.00	4.52000%	10	08/18/20	05/11/20	--
14	306701014	0.00	4.50000%	0.00	4.50000%	10	09/14/20	09/11/20	--
14	306701014	0.00	4.50000%	0.00	4.50000%	10	02/11/21	09/11/20	02/11/21
20	300571602	0.00	4.60000%	0.00	4.60000%	10	08/27/20	06/10/20	11/12/20
Totals		119,970,059.76		119,970,059.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
25	300571595 06/17/22	7,035,643.30	10,700,000.00	10,062,198.87	1,680,653.55	10,062,198.87	8,381,545.32	0.00	0.00	(919.41)	919.41	0.01%
42	306701042 04/18/22	4,207,464.18	6,190,000.00	4,725,481.98	249,883.19	4,725,481.98	4,475,598.79	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,243,107.48	16,890,000.00	14,787,680.85	1,930,536.74	14,787,680.85	12,857,144.11	0.00	0.00	(919.41)	919.41

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
25	300571595	06/27/22	0.00	0.00	0.00	0.00	919.41	0.00	0.00	0.00	0.00
42	306701042	04/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	919.41	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	2,409.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	1,625.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	46,886.31	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	1,178.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	962.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	1,238.03	0.00	0.00	12,859.74	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	279.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	248.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	4,738.03	0.00	6,703.65	12,859.74	0.00	46,886.31	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		71,187.73

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31